MORGAN STANLEY DEAN WITTER INSURED CALIFORNIA MUNICIPAL SECURITIES
                                                          Two World Trade Center

LETTER TO THE SHAREHOLDERS April 30, 1999               New York, New York 10048

DEAR SHAREHOLDER:

We are pleased to present the semiannual report on the operations of Morgan Stanley Dean Witter Insured California Municipal Securities (ICS) for the period ended April 30, 1999.

The financial markets have begun to recover from last year's global economic difficulties. The turmoil which included the Asian crisis, the Russian debt default and the rescue of a major U.S. hedge fund has given way to more normal financial conditions. The major catalyst for this return to stability was the liquidity provided by the Federal Reserve Board's 75 basis point reduction in the federal-funds rate during the fourth quarter of 1998.

International economic problems precipitated a "flight to quality" rally in fixed income securities and U.S. Treasury yields reached 30-year lows in October 1998. As the world markets recovered, foreign investors repatriated funds and Treasury yields began to rise. Interest rates also rose in response to the surprisingly robust domestic economic growth reported over the second half of 1998. The bond market became concerned that the central bank might become more restrictive by taking back some of the liquidity provided during the crisis.

MUNICIPAL MARKET CONDITIONS

During 1998, municipal yields were less volatile than Treasury yields. This pattern of stability continued into 1999. Long-term insured index yields stood at 5.25 percent at the end of April, only 20 basis points higher than their October 1998 levels. In contrast, Treasury bond yields rose 50 basis points from
5.15 to 5.65 percent. During the past six months, the yield pick up for extending tax-exempt maturities from one to 30 years averaged 225 basis points.

The modest rally of municipals during 1998 created a favorable relative value relationship to Treasuries. Municipals underperformed Treasuries and the ratio of municipal yields to Treasury yields climbed to 99 percent by December. The higher the ratio, the more attractive municipals are

MORGAN STANLEY DEAN WITTER INSURED CALIFORNIA MUNICIPAL SECURITIES relative to Treasuries. Municipals have outperformed Treasuries this year and the ratio declined to 92 percent by April. The high-to-low annual range of municipal/treasury yields for the past five years has averaged 93 to 84 percent.

In addition to lagging 1998's Treasury rally, municipals also experienced a glut of new-issue supply. Underwriting volume of $284 billion was up 28 percent from the prior year and approached 1993's record. Issuers actively refinanced at lower interest rates and refundings were 29 percent of the total volume. This year's rise in interest rates has reduced the amount of refunding activity. Refunding volume was down 42 percent in the first four months of 1999 while total underwriting declined 22 percent.

PERFORMANCE

The Trust's net asset value (NAV) declined from $16.00 per share to $15.67 per share for the six-month period ended April 30, 1999. Based on this change plus reinvestment of tax-free dividends totaling $0.38 per share and a long-term capital gains distribution of $0.1566 per share, paid on December 18, 1998, the Trust's total NAV return was 1.38 percent. ICS's value on the New York Stock Exchange

                         30-YEAR BOND YIELDS 1994-1999

                                                                                                     Insured
                                                                                                 Municipal Yields
                                                                                                       as a
                     30-Year Insured                          30-Year U.S.                       Percentage of U.S.
                    Municipal Yields                         Treasury Yields                      Treasury Yields
                    ----------------                         ---------------                      ---------------
 1994                    5.40%                                   6.34%                                 85.17%
                         5.40                                    6.24                                  86.54
                         5.80                                    6.66                                  87.09
                         6.40                                    7.09                                  90.27
                         6.35                                    7.32                                  86.75
                         6.25                                    7.43                                  84.12
                         6.50                                    7.61                                  85.41
                         6.25                                    7.39                                  84.57
                         6.30                                    7.45                                  84.56
                         6.55                                    7.81                                  83.87
                         6.75                                    7.96                                  84.80
                         7.00                                    8.00                                  87.50
                         6.75                                    7.88                                  85.66
 1995                    6.40                                    7.70                                  83.12
                         6.15                                    7.44                                  82.66
                         6.15                                    7.43                                  82.77
                         6.20                                    7.34                                  84.47
                         5.80                                    6.66                                  87.09
                         6.10                                    6.62                                  92.15
                         6.10                                    6.86                                  88.92
                         6.00                                    6.66                                  90.09
                         5.95                                    6.48                                  91.82
                         5.75                                    6.33                                  90.84
                         5.50                                    6.14                                  89.58
                         5.35                                    5.94                                  90.07
 1996                    5.40                                    6.03                                  89.55
                         5.60                                    6.46                                  86.69
                         5.85                                    6.66                                  87.84
                         5.95                                    6.89                                  86.36
                         6.05                                    6.99                                  86.55
                         5.90                                    6.89                                  85.63
                         5.85                                    6.97                                  83.93
                         5.90                                    7.11                                  82.98
                         5.70                                    6.93                                  82.25
                         5.65                                    6.64                                  85.09
                         5.50                                    6.35                                  86.61
                         5.60                                    6.63                                  84.46
 1997                    5.70                                    6.79                                  83.95
                         5.65                                    6.80                                  83.09
                         5.90                                    7.10                                  83.10
                         5.75                                    6.94                                  82.85
                         5.65                                    6.91                                  81.77
                         5.60                                    6.78                                  82.60
                         5.30                                    6.30                                  84.13
                         5.50                                    6.61                                  83.21
                         5.40                                    6.40                                  84.38
                         5.35                                    6.15                                  86.99
                         5.30                                    6.05                                  87.60
                         5.15                                    5.92                                  86.99
 1998                    5.15                                    5.80                                  88.79
                         5.20                                    5.92                                  87.84
                         5.25                                    5.93                                  88.53
                         5.35                                    5.95                                  89.92
                         5.20                                    5.80                                  89.66
                         5.20                                    5.65                                  92.04
                         5.18                                    5.71                                  90.72
                         5.03                                    5.27                                  95.45
                         4.95                                    5.00                                  99.00
                         5.05                                    5.16                                  97.87
                         5.00                                    5.06                                  98.81
                         5.05                                    5.10                                  99.02
 1999                    5.00                                    5.09                                  98.23
                         5.10                                    5.58                                  91.40
                         5.15                                    5.63                                  91.47
                         5.20                                    5.66                                  91.87

Source: Municipal Market Data - A Division of Thomas Financial Municipal Group

MORGAN STANLEY DEAN WITTER INSURED CALIFORNIA MUNICIPAL SECURITIES

LARGEST SECTORS as of April 30, 1999
(% of Net Assets)

[LARGEST SECTORS BAR CHART]

Tax Allocation                                                 26%
General Obligation                                             12%
Hospital                                                       12%
Water & Sewer                                                  11%
Transportation                                                  9%
Mortgage                                                        8%
Electric                                                        6%
Education                                                       5%

Portfolio structure is subject to change.

CREDIT ENHANCEMENTS as of April 30, 1999
(% of Net Assets)

[CREDIT ENHANCEMENTS PIE CHART]

MBIA                          37%
AMBAC                         29%
FSA                           18%
FGIC                          13%
Connie Lee                     3%

Portfolio structure is subject to change.

CALL STRUCTURE as of April 30, 1999
(% of Total Long-Term Portfolio)

WEIGHTED AVERAGE
CALL PROTECTION: 6 YEARS

[CALL STRUCTURE BAR CHART]

Percent                  Years Bonds
Callable                  Callable
1999                         0%
2000                         0%
2001                         0%
2002                         0%
2003                        41%
2004                        41%
2005                         3%
2006                         0%
2007                         0%
2008                        12%
2009                         1%
2010+                        2%

Portfolio structure is subject to change.

MORGAN STANLEY DEAN WITTER INSURED CALIFORNIA MUNICIPAL SECURITIES declined from $15.25 per share to $15.0625 per share during the same period. Based on this change plus reinvestment of tax-free dividends and a long-term capital gain distribution, ICS's total market return was 2.25 percent. As of April 30, 1999, ICS's share price was a 3.88 percent discount to its NAV.

Monthly dividends for the second quarter of 1999 remained at $0.0625 per share. The Trust's level of undistributed net investment income was $0.067 per share on April 30, 1999, versus $0.072 per share on October 31, 1998.

PORTFOLIO STRUCTURE

The Trust's investments were diversified among 12 long-term sectors and 28 credits. At the end of April, the portfolio's average maturity was 21 years. Portfolio duration, a measure of sensitivity to interest-rate changes, was 7.1 years. Issues in the refunded bond category comprised 3 percent of net assets. These bonds have been refinanced and will be redeemed on the dates shown in the portfolio. The accompanying charts provide current information on the portfolio's call structure, largest sectors and mix of credit enhancements.

LOOKING AHEAD

The combination of a flight to quality and the flood of new municipal issues made the municipal-to-Treasury yield relationship more favorable late last year than it had been in the previous 10 years. Although municipals have thus far outperformed Treasuries in 1999, we believe that municipals still offer investors considerable value versus their historical relationship to Treasuries.

The Trust's procedure for reinvestment of all dividends and distributions on common shares is through purchases in the open market. This method helps support the market value of the Trust's shares. In addition, we would like to remind you that the Trustees have approved a procedure whereby the Trust may, when appropriate, purchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase.

On May 1, 1999, Mitchell M. Merin was named President of the Morgan Stanley Dean Witter Funds. Mr. Merin is also the President and Chief Operating Officer of Asset Management of Morgan Stanley Dean Witter & Co. and President, Chief Executive Officer and Director of Morgan Stanley Dean Witter Advisors Inc., the Trust's Investment Manager. He also serves as Chairman, Chief Executive Officer and Director of Morgan Stanley Dean Witter Distributors Inc. and Morgan Stanley Dean Witter Trust FSB.

MORGAN STANLEY DEAN WITTER INSURED CALIFORNIA MUNICIPAL SECURITIES

We appreciate your ongoing support of Morgan Stanley Dean Witter Insured California Municipal Securities and look forward to continuing to serve your investment needs.

Very truly yours,
/S/ CHARLES A. FIUMEFREDDO                     /S/ MITCHELL M. MERIN
CHARLES A. FIUMEFREDDO                         MITCHELL M. MERIN
Chairman of the Board                          President

MORGAN STANLEY DEAN WITTER INSURED CALIFORNIA MUNICIPAL SECURITIES

PORTFOLIO OF INVESTMENTS April 30, 1999 (unaudited)

PRINCIPAL
AMOUNT IN                                                                 COUPON   MATURITY
THOUSANDS                                                                  RATE      DATE         VALUE
----------------------------------------------------------------------------------------------------------
            CALIFORNIA TAX-EXEMPT MUNICIPAL BONDS (97.4%)
            General Obligation (12.0%)
            California,
 $ 3,000     Various Purpose 03/01/94 (FSA).............................   5.50%   03/01/20    $3,129,810
   2,000     Refg 10/01/98 (MBIA).......................................   4.50    10/01/28     1,809,660
   3,000    Moulton-Niguel Water District, 1993 Refg (MBIA).............   5.00    09/01/19     2,977,110
 -------                                                                                       ----------
   8,000                                                                                        7,916,580
 -------                                                                                       ----------

            Educational Facilities Revenue (4.5%)
            California Educational Facilities Authority,
   1,500     National University Ser 1994 (Connie Lee)..................   6.20    05/01/21     1,654,170
     690     Santa Clara University Ser 1999 (AMBAC)....................   5.25    09/01/16       727,046
     545     Santa Clara University Ser 1999 (AMBAC)....................   5.25    09/01/17       571,242
 -------                                                                                       ----------
   2,735                                                                                        2,952,458
 -------                                                                                       ----------

            Electric Revenue (6.0%)
   1,000    Anaheim Public Financing Authority, San Juan 2nd Ser
             (FGIC).....................................................   5.75    10/01/22     1,059,430
   3,000    Burbank, Electric Ser 1998 (FSA)............................   4.75    06/01/23     2,851,200
 -------                                                                                       ----------
   4,000                                                                                        3,910,630
 -------                                                                                       ----------

            Hospital Revenue (12.4%)
   2,000    Anaheim, Anaheim Memorial Hospital Association COPs
             (AMBAC)....................................................   5.125   05/15/20     2,002,880
   3,000    California Health Facilities Financing Authority, Catholic
             Healthcare West Ser 1994 B (AMBAC).........................   5.00    07/01/21     2,936,820
   3,000    California Statewide Communities Development Authority,
             Sharp Health Care COPs (MBIA)..............................   6.00    08/15/24     3,242,220
 -------                                                                                       ----------
   8,000                                                                                        8,181,920
 -------                                                                                       ----------

            Mortgage Revenue - Multi-Family (4.9%)
   3,000    Los Angeles Community Redevelopment Agency, 1994 Ser A
             (AMBAC)....................................................   6.45    07/01/17     3,189,900
 -------                                                                                       ----------

            Mortgage Revenue - Single Family (2.9%)
   1,810    California Housing Financing Agency, 1995 Ser B (AMT)
             (AMBAC)....................................................   6.25    08/01/14     1,895,812
 -------                                                                                       ----------

            Public Facilities Revenue (3.2%)
   1,000    Glendale Unified School District, 1994 Ser A COPs (AMBAC)...   6.00    03/01/19     1,082,870
   1,000    Los Angeles Convention & Exhibition Center Authority, 1993
             Refg Ser A (MBIA)..........................................   5.375   08/15/18     1,023,200
 -------                                                                                       ----------
   2,000                                                                                        2,106,070
 -------                                                                                       ----------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INSURED CALIFORNIA MUNICIPAL SECURITIES

PORTFOLIO OF INVESTMENTS April 30, 1999 (unaudited) continued


PRINCIPAL
AMOUNT IN                                                                 COUPON   MATURITY
THOUSANDS                                                                  RATE      DATE         VALUE
----------------------------------------------------------------------------------------------------------
            Tax Allocation Revenue (25.6%)
 $ 3,000    Bay Area Government Association, Pool 1994 Ser A (FSA)......   6.00%   12/15/24    $3,275,820
   2,000    Brea Redevelopment Agency, 1993 Refg Ser AB (MBIA)..........   5.75    08/01/23     2,121,680
   2,000    Cerritos Public Finance Authority, Los Coyotes Redev Ser
             1993 A (AMBAC).............................................   5.75    11/01/22     2,109,620
   3,000    Corona Redevelopment Agency, Area A 1994 Refg Ser A
             (FGIC).....................................................   6.25    09/01/13     3,357,510
   3,000    Pittsburg Redevelopment Agency, Los Medanos Refg Ser 1993 A
             (AMBAC)....................................................   5.00    08/01/17     2,967,900
   3,000    Yorba Linda Redevelopment Agency, Ser 1993 A (MBIA).........   5.25    09/01/23     3,038,460
 -------                                                                                       ----------
  16,000                                                                                       16,870,990
 -------                                                                                       ----------

            Transportation Facilities Revenue (8.6%)
   1,000    Alameda Corridor Transportation Authority, Sr Lien Ser 1999
             A (MBIA)...................................................   5.25    10/01/21     1,021,950
            San Francisco Airports Commission, San Francisco Int'l
             Airport
   1,680     Second Ser Refg Issue 4 (MBIA).............................   6.00    05/01/20     1,818,163
   1,700     Second Ser Refg Issue 2 (MBIA).............................   6.75    05/01/20     1,894,990
   1,000    San Francisco Bay Area Rapid Transit District, Sales Tax Ser
             1998 (AMBAC)...............................................   4.75    07/01/23       950,290
 -------                                                                                       ----------
   5,380                                                                                        5,685,393
 -------                                                                                       ----------

            Water & Sewer Revenue (10.6%)
   1,000    East Bay Municipal Utility District, Water Ser 1998
             (MBIA).....................................................   4.75    06/01/34       933,800
   1,000    Eastern Municipal Water District, Water & Sewer Refg Ser
             1998 A COPs (FGIC).........................................   4.75    07/01/23       950,290
   2,900    Garden Grove Public Finance Authority, Water Ser 1993
             (FGIC).....................................................   5.50    12/15/23     3,010,519
   2,000    Los Angeles, Wastewater Refg Ser 1993 A (MBIA)..............   5.70    06/01/20     2,098,240
 -------                                                                                       ----------
   6,900                                                                                        6,992,849
 -------                                                                                       ----------

            Other Revenue (3.3%)
   2,000    South Orange County Public Financing District #88-1, 1994
             Ser A (MBIA)...............................................   6.00    09/01/18     2,177,960
 -------                                                                                       ----------

            Refunded (3.4%)
   2,000    San Mateo County Joint Powers Financing Authority, San Mateo
 -------     County Health Center 1994 Ser A (FSA)......................   5.75    07/15/04+    2,222,500
                                                                                               ----------

  61,825    TOTAL CALIFORNIA TAX-EXEMPT MUNICIPAL BONDS (Identified Cost $58,256,804).......   64,103,062
 -------                                                                                       ----------

            CALIFORNIA TAX-EXEMPT SHORT-TERM MUNICIPAL OBLIGATION (1.1%)
     700    California Statewide Communities Development Authority, John
 -------     Muir/Mt Diablo Health Ser 1997 COPs (AMBAC) (Demand
             05/30/99)
             (Identified Cost $700,000).................................   4.10*   08/15/27       700,000
                                                                                               ----------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INSURED CALIFORNIA MUNICIPAL SECURITIES

PORTFOLIO OF INVESTMENTS April 30, 1999 (unaudited) continued


PRINCIPAL
AMOUNT IN
THOUSANDS                                                                                         VALUE
----------------------------------------------------------------------------------------------------------

 $62,525    TOTAL INVESTMENTS (Identified Cost $58,956,804) (a)....................    98.5%   $64,803,062
 =======

            CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES...........................   1.5        997,238
                                                                                      -----    -----------

            NET ASSETS..............................................................  100.0%   $65,800,300
                                                                                      =====    ===========

---------------------

   AMT      Alternative Minimum Tax.
   COPs     Certificates of Participation.
    +       Prerefunded to call date shown.
    *       Current coupon of variable rate demand obligation.
   (a)      The aggregate cost for federal income tax purposes
            approximates identified cost. The aggregate gross unrealized appreciation is $6,029,872 and the aggregate gross unrealized depreciation is $183,614, resulting in net unrealized appreciation of $5,846,258.

Bond Insurance:
------------------------------------------------------------------------
  AMBAC     AMBAC Indemnity Corporation.
Connie Lee  Connie Lee Insurance Company.
   FGIC     Financial Guaranty Insurance Company.
   FSA      Financial Security Assurance Inc.
   MBIA     Municipal Bond Investors Assurance Corporation.

MORGAN STANLEY DEAN WITTER INSURED CALIFORNIA MUNICIPAL SECURITIES

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
April 30, 1999 (unaudited)

ASSETS:
Investments in securities, at value
 (identified cost $58,956,804)............  $64,803,062
Cash......................................       83,307
Interest receivable.......................      998,619
Prepaid expenses..........................          622
                                            -----------

    TOTAL ASSETS..........................   65,885,610
                                            -----------

LIABILITIES:
Investment management fee payable.........       22,186
Accrued expenses..........................       63,124
                                            -----------
    TOTAL LIABILITIES.....................       85,310
                                            -----------

    NET ASSETS............................  $65,800,300
                                            ===========
COMPOSITION OF NET ASSETS:
Preferred shares of beneficial interest
 (1,000,000 shares authorized of
 non-participating $.01 par value, none
 issued)..................................           --
                                            -----------
Common shares of beneficial interest
 (unlimited shares authorized of
 $.01 par value, 4,198,513 shares
 outstanding).............................  $59,355,572
Net unrealized appreciation...............    5,846,258
Accumulated undistributed net investment
 income...................................      279,599
Accumulated undistributed net realized
 gain.....................................      318,871
                                            -----------

    TOTAL NET ASSETS......................  $65,800,300
                                            ===========
NET ASSET VALUE PER COMMON SHARE
 ($65,800,300 divided by 4,198,513 common
 shares outstanding)......................       $15.67
                                            ===========

STATEMENT OF OPERATIONS
For the six months ended April 30, 1999 (unaudited)

NET INVESTMENT INCOME:

INTEREST INCOME...........................  $ 1,733,129
                                            -----------

EXPENSES
Investment management fee.................      115,265
Professional fees.........................       21,742
Shareholder reports and notices...........       13,241
Transfer agent fees and expenses..........        9,161
Registration fees.........................        8,056
Trustees' fees and expenses...............        6,082
Organizational expenses...................        2,622
Custodian fees............................        1,745
Other.....................................        6,180
                                            -----------
    TOTAL EXPENSES........................      184,094
Less: expense offset......................       (1,742)
                                            -----------

    NET EXPENSES..........................      182,352
                                            -----------

    NET INVESTMENT INCOME.................    1,550,777
                                            -----------
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain.........................      318,874
Net change in unrealized appreciation.....   (1,015,824)
                                            -----------

    NET LOSS..............................     (696,950)
                                            -----------

NET INCREASE..............................  $   853,827
                                            ===========

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INSURED CALIFORNIA MUNICIPAL SECURITIES

STATEMENT OF CHANGES IN NET ASSETS
                                                       FOR THE SIX
                                                       MONTHS ENDED     FOR THE YEAR
                                                        APRIL 30,          ENDED
                                                           1999       OCTOBER 31, 1998
--------------------------------------------------------------------------------------
                                                       (unaudited)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income................................  $ 1,550,777      $ 3,207,781
Net realized gain....................................      318,874          683,210
Net change in unrealized appreciation................   (1,015,824)       1,470,354
                                                       -----------      -----------

    NET INCREASE.....................................      853,827        5,361,345
                                                       -----------      -----------

DIVIDENDS AND DISTRIBUTIONS TO COMMON
SHAREHOLDERS FROM:
Net investment income................................   (1,574,386)      (3,264,337)
Net realized gain....................................     (657,307)        --
                                                       -----------      -----------

    TOTAL DIVIDENDS AND DISTRIBUTIONS................   (2,231,693)      (3,264,337)
                                                       -----------      -----------

Decrease from transactions in common shares of
 beneficial interest.................................           --          (29,498)
                                                       -----------      -----------

    NET INCREASE (DECREASE)..........................   (1,377,866)       2,067,510
NET ASSETS:
Beginning of period..................................   67,178,166       65,110,656
                                                       -----------      -----------

    END OF PERIOD
    (Including undistributed net investment income of
    $279,599 and $304,458, respectively).............  $65,800,300      $67,178,166
                                                       ===========      ===========

                      SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INSURED CALIFORNIA MUNICIPAL SECURITIES

NOTES TO FINANCIAL STATEMENTS April 30, 1999 (unaudited)

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter Insured California Municipal Securities (the "Trust") is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company. The Trust's investment objective is to provide current income which is exempt from both federal and California income taxes. The Trust was organized as a Massachusetts business trust on October 14, 1993 and commenced operations on February 28, 1994.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- Portfolio securities are valued for the Trust by an outside independent pricing service approved by the Trustees. The pricing service has informed the Trust that in valuing the portfolio securities, it uses both a computerized matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the bid side of the market each day. The portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. Short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. The Trust amortizes premiums and accretes discounts over the life of the respective securities. Interest income is accrued daily.

C. FEDERAL INCOME TAX STATUS -- It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Trust records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net

MORGAN STANLEY DEAN WITTER INSURED CALIFORNIA MUNICIPAL SECURITIES

NOTES TO FINANCIAL STATEMENTS April 30, 1999 (unaudited) continued


investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

E. ORGANIZATIONAL EXPENSES -- Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager") paid the organizational expenses of the Trust's common shares in the amount of $40,000 which have been reimbursed by the Trust for the full amount thereof. Such expenses have been deferred and were fully amortized as of February 28, 1999.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement, the Trust pays the Investment Manager a management fee, calculated weekly and payable monthly, by applying the annual rate of 0.35% to the Trust's weekly net assets.

Under the terms of the Agreement, in addition to managing the Trust's investments, the Investment Manager maintains certain of the Trust's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Trust who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Trust.

3. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended April 30, 1999 aggregated $2,321,648 and $6,018,293, respectively.

MORGAN STANLEY DEAN WITTER INSURED CALIFORNIA MUNICIPAL SECURITIES

NOTES TO FINANCIAL STATEMENTS April 30, 1999 (unaudited) continued


Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager, is the Trust's transfer agent. At April 30, 1999, the Trust had transfer agent fees and expenses payable of approximately $2,400.

4. PREFERRED SHARES OF BENEFICIAL INTEREST

The Trust is authorized to issue up to 1,000,000 non-participating preferred shares of beneficial interest having a par value of $.01 per share, in one or more series, with rights as determined by the Trustees, without approval of the common shareholders. The preferred shares have a liquidation value of $50,000 per share plus the redemption premium, if any, plus accumulated but unpaid dividends, whether or not declared, thereon to the date of distribution. The Trust may redeem such shares, in whole or in part, at the original purchase price of $50,000 per share plus accumulated but unpaid dividends, whether or not declared, thereon to the date of redemption.

Upon issuance, the Trust will be subject to certain restrictions relating to the preferred shares. Failure to comply with these restrictions could preclude the Trust from declaring any distributions to common shareholders or purchasing common shares and/or could trigger the mandatory redemption of preferred shares at liquidation value.

The preferred shares, entitled to one vote per share, generally vote with the common shares but vote separately as a class to elect two Trustees and on any matters affecting the rights of the preferred shares.

5. COMMON SHARES OF BENEFICIAL INTEREST

Transactions in common shares of beneficial interest were as follows:

                                                                                        CAPITAL
                                                                                        PAID IN
                                                                                       EXCESS OF
                                                               SHARES     PAR VALUE    PAR VALUE
                                                              ---------   ---------   -----------
Balance, October 31, 1997...................................  4,200,513    $42,005    $59,343,065
Treasury shares purchased and retired (weighted average
 discount 5.09%)*...........................................     (2,000)       (20)       (29,478)
                                                              ---------    -------    -----------
Balance, October 31, 1998 and April 30, 1999................  4,198,513    $41,985    $59,313,587
                                                              =========    =======    ===========

---------------------
* The Trustees have voted to retire the shares purchased.

MORGAN STANLEY DEAN WITTER INSURED CALIFORNIA MUNICIPAL SECURITIES

NOTES TO FINANCIAL STATEMENTS April 30, 1999 (unaudited) continued


6. DIVIDENDS TO COMMON SHAREHOLDERS

On March 30, 1999, the Trust declared the following dividends from net investment income:

 AMOUNT        RECORD        PAYABLE
PER SHARE       DATE          DATE
---------   ------------  -------------
 $0.0625    May 7, 1999   May 21, 1999
 $0.0625    June 4, 1999  June 18, 1999

MORGAN STANLEY DEAN WITTER INSURED CALIFORNIA MUNICIPAL SECURITIES

FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a common share of beneficial interest outstanding throughout each period:

                                                                                                                 FOR THE PERIOD
                                  FOR THE SIX                  FOR THE YEAR ENDED OCTOBER 31**                 FEBRUARY 28, 1994*
                                  MONTHS ENDED        --------------------------------------------------            THROUGH
                                APRIL 30, 1999**        1998          1997          1996          1995         OCTOBER 31, 1994**
---------------------------------------------------------------------------------------------------------------------------------
                                  (unaudited)
SELECTED PER SHARE DATA:
Net asset value, beginning of
 period.......................       $ 16.00           $15.50       $ 15.02        $14.84        $13.15              $14.06
                                     -------           ------       -------        ------        ------              ------
Income (loss) from investment
 operations:
 Net investment income........          0.37             0.76          0.78          0.78          0.76                0.41
 Net realized and unrealized
   gain (loss)................         (0.16)            0.52          0.50          0.12          1.59               (0.92)
                                     -------           ------       -------        ------        ------              ------
Total income (loss) from
 investment operations........          0.21             1.28          1.28          0.90          2.35               (0.51)
                                     -------           ------       -------        ------        ------              ------
Less dividends and
 distributions from:
 Net investment income........         (0.38)           (0.78)        (0.81)        (0.75)        (0.72)              (0.36)
 Net realized gain............         (0.16)              --            --         (0.01)           --                  --
                                     -------           ------       -------        ------        ------              ------
Total dividends and
 distributions................         (0.54)           (0.78)        (0.81)        (0.76)        (0.72)              (0.36)
                                     -------           ------       -------        ------        ------              ------
Anti-dilutive effect of
 acquiring treasury shares....            --               --          0.01          0.04          0.04                0.04
                                     -------           ------       -------        ------        ------              ------
Offering costs charged against
 capital......................            --               --            --            --          0.02               (0.08)
                                     -------           ------       -------        ------        ------              ------
Net asset value, end of
 period.......................       $ 15.67           $16.00       $ 15.50        $15.02        $14.84              $13.15
                                     =======           ======       =======        ======        ======              ======
Market value, end of period...       $15.063           $15.25       $14.375        $13.50        $12.50              $11.00
                                     =======           ======       =======        ======        ======              ======
TOTAL RETURN+.................          2.25%(1)        11.71%        12.64%        14.33%        20.51%             (24.55)%(1)

RATIOS TO AVERAGE NET ASSETS:
Total expenses................          0.56%(2)(3)      0.58%(3)      0.56%(3)      0.58%(3)      0.72%(3)            0.65%(2)
Net investment income.........          4.71%(2)         4.84%         5.14%         5.22%         5.35%               4.45%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in
 thousands....................       $65,800          $67,178       $65,111       $63,753       $64,469             $58,822
Portfolio turnover rate.......             4%(1)           12%           --            --             3%                 --

---------------------
 *  Commencement of operations.
 ** The per share amounts were computed using an average number of shares outstanding during the period.
 + Total return is based upon the current market value on the last day of each period reported.
    Dividends are assumed to be reinvested at the prices obtained under the Trust's dividend reinvestment plan. Total investment return does not reflect brokerage commissions.
(1) Not annualized.
(2) Annualized.
(3) Does not reflect the effect of expense offset of 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS

TRUSTEES
----------------------------------
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS
----------------------------------
Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

James F. Willison
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT
----------------------------------
Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center -- Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS
----------------------------------
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT MANAGER
----------------------------------
Morgan Stanley Dean Witter Advisors Inc.
Two World Trade Center
New York, New York 10048

The financial statements included herein have been taken from the records of the Trust without examination by the independent accountants and accordingly they do not express an opinion thereon.

MORGAN STANLEY
DEAN WITTER
INSURED
CALIFORNIA
MUNICIPAL
SECURITIES


Semiannual Report
April 30, 1999